Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PPM Funds
Prospectus Date	rr_ProspectusDate	Mar. 26, 2018
Document Creation Date	dei_DocumentCreationDate	Jul. 16, 2018